Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	£ 5	£ 7
Work in progress	2	2
Finished goods	93	84
Returns asset	5	5
Inventories	£ 105	£ 98	[1]

[1]	Comparative balances have been restated – see Note 1b.